Financial Instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

10. Financial Instruments

(a) Fair value of financial instruments

Cash and cash equivalents, restricted cash and other assets and liabilities

The carrying value of cash and cash equivalents and restricted cash, are considered Level 1 items as they represent liquid assets with short-term maturities. The carrying value of trade receivables, amounts due to related parties, trade accounts payable and accrued liabilities approximate their fair value.

Long-term debt

The fair value of variable rate long-term debt (Note 8) approximates the recorded value, due to its variable interest being based on the SOFR rates and due to the fact that the lenders have the ability to pass on their funding cost to the Company under certain circumstances, which reflects their current assessed risk. The Company believes the terms of its variable rate loans are similar to those that could be procured as of December 31, 2025. SOFR rates are observable at commonly quoted intervals for the full term of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy.

The fair value of the fixed rate long-term debt (Note 8 ((vii), (viii), (xi) and (xii))) as of December 31, 2025, was approximately $235,273 (carrying value: $233,017) and was determined by using Level 2 inputs being the discounted expected cash flows of the outstanding amount.

The 2022 Bonds and the 2021 Bonds (Note 8 ((xv) and (xvi))) have a fixed rate, and their estimated fair values as of December 31, 2025, were determined through Level 1 inputs of the fair value hierarchy (quoted price under the ticker symbols CPLPB1 and CPLPB2 on Athens Stock Exchange) and were approximately $296,191 (carrying value: $293,186).

10. Financial Instruments

(a) Fair value of financial instruments - Continued

Derivative instruments

As of December 31, 2025:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring measurements:	December 31, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$13,682	$–	$13,682	$–
Total	$13,682	$–	$13,682	$–

As of December 31, 2024:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring measurements:	December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$1,574	$–	$1,574	$–
Cross Currency SWAP (120,000) - liability position	(14,588)	–	(14,588)	–
Cross Currency SWAP (30,000) - liability position	(3,526)	–	(3,526)	–
Total	$(16,540)	$–	$(16,540)	$–

The fair value (Level 2) of cross-currency swap derivative agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, current interest rates, foreign exchange rates and the credit worthiness of both us and the derivative counterparty. This line item is presented in “Derivative asset” and “Derivative liabilities” in the consolidated balance sheets.

There were no Level 3 items.

(b) Concentration of credit risk

Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with a limited number of creditworthy financial institutions rated by qualified rating agencies. Most of the Company’s revenues were derived from a few charterers.

For the years ended December 31, 2025, 2024 and 2023, the following charterers accounted for more than 10% of the Company’s revenues.

	2025	2024	2023
BP Gas Marketing Limited (“BP”)	18%	23%	34%
Bonny Gas Transport Limited (“BGT”)	16%	< 10%	—
Cheniere Marketing International LLP (“Cheniere”)	14%	17%	26%
Hartree Partners Power & Gas Company (UK) Limited (“Hartree”)	10%	12%	16%
Engie Energy Marketing Singapore Pte Ltd (“Engie”)	< 10%	< 10%	11%
Qatar Energy Trading LLC (“Qatar Energy”)	10%	12%	< 10%